REVENUES (Tables)	12 Months Ended
Dec. 31, 2018
REVENUES
Schedule of revenues

						Consolidated
2016	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues	38,407	4,175	3,232	237	—	46,051
Interconnection revenues	1,340	—	—	2,807	—	4,147
Data, internet, and information technology service revenues
Cellular internet and data	28,304	—	—	3	—	28,307
Internet, data communication, and information technology services	—	4,683	8,173	981	—	13,837
Short Messaging Services (“SMS”)	15,944	—	6	3	—	15,953
Pay TV	—	1,007	104	—	—	1,111
Others	—	11	17	—	19	47
Total Data, internet, and information technology service revenues	44,248	5,701	8,300	987	19	59,255
Network revenues	3	11	301	632	—	947
Other revenues
Sales of peripherals	—	—	1,489	—	—	1,489
Manage service and terminal	—	—	784	4	—	788
Call center service	—	—	276	238	—	514
E-health	—	—	415	—	—	415
E-payment	—	—	424	—	—	424
Tower lease rental	—	—	—	733	—	733
Others	—	523	595	228	224	1,570
Total other revenues	—	523	3,983	1,203	224	5,933
Total revenues	83,998	10,410	15,816	5,866	243	116,333
Adjustments and eliminations	—	—	—	—	(224)
Total external revenues as reported in note operating segment	83,998	10,410	15,816	5,866	19

						Consolidated
2017	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues	37,144	3,757	2,758	253	—	43,912
Interconnection revenues	1,672	—	—	3,502	—	5,174
Data, internet, and information technology service revenues
Cellular internet and data	37,951	—	—	3	—	37,954
Internet, data communication, and information technology services	—	6,070	8,033	980	—	15,083
Short Messaging Services (“SMS”)	13,091	—	99	2	—	13,192
Pay TV	—	1,209	734	-	—	1,943
Others	—	14	177	37	126	354
Total Data, internet, and information technology service revenues	51,042	7,293	9,043	1,022	126	68,526
Network revenues	2	4	1,177	690	—	1,873
Other revenues
Sales of peripherals	—	—	2,292	—	—	2,292
Manage service and terminal	—	—	535	—	—	535
Call center service	—	—	831	139	—	970
E-health	—	—	470	—	—	470
E-payment	—	—	506	—	—	506
Tower lease rental	—	—	—	796	—	796
Others	213	51	1,518	1,037	383	3,202
Total other revenues	213	51	6,152	1,972	383	8,771
Total revenues	90,073	11,105	19,130	7,439	509	128,256
Adjustments and eliminations	—	—	—	—	(383)
Total external revenues as reported in note operating segment	90,073	11,105	19,130	7,439	126

						Consolidated
2018	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues	34,338	3,328	2,298	284	—	40,248
Interconnection revenues	933	—	—	4,529	—	5,462
Data, internet, and information technology service revenues
Cellular internet and data	41,033	—	3	—	—	41,036
Internet, data communication, and information technology services	—	6,872	10,247	1,016	8	18,143
Short Messaging Services (“SMS”)	9,046	0	251	1	—	9,298
Pay TV	—	2,251	75	—	—	2,326
Others	—	20	486	208	130	844
Total Data, internet, and information technology service revenues	50,079	9,143	11,062	1,225	138	71,647
Network revenues	2	1	712	1,020	—	1,735
Other revenues
Sales of peripherals	—	—	1,852	—	—	1,852
Manage service and terminal	—	—	1,449	0	—	1,449
Call center service	—	—	877	167	8	1,052
E-health	—	—	563	—	—	563
E-payment	—	—	449	—	—	449
Others	—	5	1,598	1,959	282	3,844
Total other revenues	—	5	6,788	2,126	290	9,209
Total revenues from contract with customer	85,352	12,477	20,860	9,184	428	128,301
Revenues from other source	—	1,414	164	909	—	2,487
Total revenues	85,352	13,891	21,024	10,093	428	130,788
Adjustments and eliminations	(14)	0	30	(9)	(298)
Total external revenues as reported in note operating segment	85,338	13,891	21,054	10,084	130